Fair value of financial instruments - Fair value adjustments (Details) - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (483)	£ (420)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(115)	(57)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(268)	(135)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 113	£ 155